DOW JONESSM ISLAMIC INDEX FUND

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2000
                                  (UNAUDITED)

                          ALLIED ASSET ADVISORS FUNDS

Dow Jones Islamic Index Fund

Semi-Annual Report

Dear Shareholders:

Assalamu Alaykum

The last five months proved unkind to stock investors in the United States and even abroad. Several broad indexes declined double digits. The Standard & Poor's 500 Index declined 9.2%*<F1> from June 30, 2000-November 30, 2000, while the Russell 2000 declined 13.3%*<F1>. The NASDAQ Composite index lost 34.4%*<F1>. The Dow Jones Islamic Market USA Index went down 15.1%*<F1>. Your index fund declined 15.8%, thus tracking the index relatively well.

The Federal Reserve increased interest rates to slow down the economy and indeed succeeded in doing that. GDP declined from over 8 percent in late 1999 to close to zero in the beginning of 2001, as indicated by the Fed's chairman. This resulted in a decline in stock prices, especially affecting growth and technology stocks, which are well represented in our index.

This is the first calendar year in ten years that broad indexes declined. Also, this is the first time in ten years that bonds outperformed stocks. Thus, this was not a typical year in stock investing. It is a year that corrected many excesses in the stock market. Long-term investors benefit from a "buy and hold" strategy and not a "timing of the market" strategy. There is a saying on Wall Street that "it is time in the market, not timing the market". Most market timers exit too early or too late and then miss the upward movement in the market or a portion of it. Thus, they may end in a lesser return than a buy and hold strategy that persevere through market decline.

Investing in the Dow Jones Islamic Index Fund provides diversification, convenience, relatively low cost, tax efficiency and adherence to Islamic principles. In closing, I want to thank you for your trust and confidence in the Dow Jones Islamic Index Fund.

Respectfully,

/s/Bassam Osman

Dr. Bassam Osman
President

*<F1>  Obtained from Bloomberg Services on November 30, 2000.

                          DOW JONES ISLAMIC INDEX FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 2000
                                  (Unaudited)

NUMBER OF                                                            MARKET
 SHARES                                                              VALUE
---------                                                            ------
            COMMON STOCK - 99.7%

            AEROSPACE & AIRCRAFT - 0.7%
   1,700    United Technologies Corporation                       $   120,381
                                                                  -----------

            AUTOMOBILE & TRUCK PARTS - 0.3%
   2,000    Delphi Automotive Systems Corporation                      27,625
     600    Genuine Parts Company                                      11,513
     600    The Goodyear Tire & Rubber Company                         10,170
                                                                  -----------
                                                                       49,308
                                                                  -----------

            BUILDING & HOUSING - 0.0%
     300    The Stanley Works                                           8,081
                                                                  -----------

            BUSINESS SERVICES - 1.0%
     500    Cintas Corporation                                         25,469
     500    Convergys Corporation *<F2>                                21,031
     500    Ecolab, Inc.                                               21,719
     500    Moody's Corporation                                        12,969
   1,200    Paychex, Inc.                                              69,750
     500    Quintiles Transnational Corporation *<F2>                   7,500
     500    Robert Half International, Inc. *<F2>                      14,937
                                                                  -----------
                                                                      173,375
                                                                  -----------

            CHEMICALS - 1.5%
   2,400    The Dow Chemical Company                                   73,350
   3,800    E. I. du Pont de Nemours and Company                      160,787
     500    Engelhard Corporation                                       9,844
     600    PPG Industries, Inc.                                       25,012
                                                                  -----------
                                                                      268,993
                                                                  -----------

            COMPUTERS - 5.5 %
   6,200    Compaq Computer Corporation                               133,300
   9,400    Dell Computer Corporation *<F2>                           180,950
   1,200    Gateway, Inc. *<F2>                                        22,800
   7,400    Hewlett-Packard Company                                   234,025
   5,800    Sun Microsystems, Inc. *<F2>                              441,163
                                                                  -----------
                                                                    1,012,238
                                                                  -----------

            COMPUTER SERVICES - 4.0%
     600    Computer Sciences Corporation *<F2>                        40,912
   7,500    EMC Corporation  *<F2>                                    557,812
   1,700    Electronic Data Systems Corporation                        89,994
     500    SunGard Data Systems, Inc. *<F2>                           24,531
   1,100    Unisys Corporation *<F2>                                   13,406
                                                                  -----------
                                                                      726,655
                                                                  -----------

            COMPUTER SOFTWARE - 3.4%
     900    BMC Software, Inc. *<F2>                                   15,581
   1,100    Cadence Design Systems, Inc. *<F2>                         25,781
   1,200    Novell, Inc. *<F2>                                          6,375
  20,600    Oracle Corporation *<F2>                                  545,900
   1,000    PeopleSoft, Inc. *<F2>                                     33,250
                                                                  -----------
                                                                      626,887
                                                                  -----------

            CONSUMER PRODUCTS - 0.4%
     700    Leggett & Platt, Inc.                                      11,419
   1,100    Newell Rubbermaid, Inc.                                    21,381
   1,100    NIKE, Inc. Class B                                         46,887
                                                                  -----------
                                                                       79,687
                                                                  -----------

            COSMETICS & TOILETRIES - 2.7%
   2,000    Kimberly-Clark Corporation                                139,875
   4,800    The Procter & Gamble Company                              359,400
                                                                  -----------
                                                                      499,275
                                                                  -----------

            ELECTRICAL EQUIPMENT - 0.7%
     700    American Power Conversion Corporation *<F2>                 8,225
   1,600    Emerson Electric Company                                  116,600
                                                                  -----------
                                                                      124,825
                                                                  -----------

            ELECTRONICS & SEMICONDUCTORS - 8.8%
   1,300    Altera Corporation *<F2>                                   31,119
   2,900    Applied Materials, Inc. *<F2>                             117,269
     500    Broadcom Corporation *<F2>                                 48,750
  24,400    Intel Corporation                                         928,725
   1,000    Maxim Integrated Products, Inc. *<F2>                      51,000
   1,900    Micron Technology, Inc.                                    59,850
   2,000    Palm, Inc. *<F2>                                           72,375
   2,200    Solectron Corporation *<F2>                                61,600
     500    Symbol Technologies, Inc.                                  20,031
   6,000    Texas Instruments,  Inc.                                  223,875
                                                                  -----------
                                                                    1,614,594
                                                                  -----------

            ENERGY - 2.1%
     500    Ameren Corporation                                         22,188
   1,300    Duke Energy Corporation                                   116,919
   2,600    Enron Corporation                                         168,350
     600    FPL Group, Inc.                                            39,750
     500    KeySpan Corporation                                        19,063
     700    Sempra Energy                                              17,106
                                                                  -----------
                                                                      383,376
                                                                  -----------

            FOOD & BEVERAGE - 3.3%
   2,310    Archer-Daniels-Midland Company                             29,453
   9,000    The Coca-Cola Company                                     563,625
                                                                  -----------
                                                                      593,078
                                                                  -----------

            HEALTHCARE PRODUCTS - 5.3%
   1,100    Applera Corporation - Applied Biosystems Group             90,888
     600    Biomet, Inc.                                               22,200
   1,100    Cardinal Health, Inc.                                     109,931
   5,100    Johnson & Johnson                                         510,000
   4,400    Medtronic, Inc.                                           234,300
                                                                  -----------
                                                                      967,319
                                                                  -----------

            HEALTHCARE SERVICES - 0.9%
   1,100    Health Management Associates, Inc. *<F2>                   23,444
   1,100    IMS Health, Inc.                                           30,800
   1,100    McKesson HBOC, Inc.                                        36,162
      55    SYNAVANT, Inc. *<F2>                                          213
     600    UnitedHealth Group, Inc.                                   70,388
                                                                  -----------
                                                                      161,007
                                                                  -----------

            MACHINERY & EQUIPMENT - 0.5%
     700    Dover Corporation                                          28,656
     500    Ingersoll-Rand Company                                     20,125
     500    Pall Corporation                                            9,969
     700    Rockwell International Corporation                         28,175
                                                                  -----------
                                                                       86,925
                                                                  -----------

            MANUFACTURING - 3.8%
   2,900    Honeywell International, Inc.                             141,375
   1,100    Illinois Tool Works, Inc.                                  61,944
   1,500    Minnesota Mining and Manufacturing Company                149,813
   6,300    Tyco International, Ltd.                                  332,325
                                                                  -----------
                                                                      685,457
                                                                  -----------

            METALS & MINING - 0.5%
   3,200    Alcoa, Inc.                                                90,200
     500    Bethlehem Steel Corporation *<F2>                           1,125
     500    USX-U.S. Steel Group                                        7,125
                                                                  -----------
                                                                       98,450
                                                                  -----------

            NETWORKING PRODUCTS - 7.6%
  25,000    Cisco Systems, Inc. *<F2>                               1,196,875
  11,600    Lucent Technologies, Inc.                                 180,525
   1,200    3Com Corporation *<F2>                                     14,700
                                                                  -----------
                                                                    1,392,100
                                                                  -----------

            OFFICE EQUIPMENT - 0.2%
     500    Avery Dennison Corporation                                 27,500
     300    Herman Miller, Inc.                                         7,088
                                                                  -----------
                                                                       34,588
                                                                  -----------

            OIL & GAS EXPLORATION - 0.5%
     500    ENSCO International, Inc.                                  12,156
     500    Nabors Industries, Inc. *<F2>                              21,970
     500    Noble Drilling Corporation *<F2>                           14,406
   1,100    Transocean Sedco Forex, Inc.                               43,862
                                                                  -----------
                                                                       92,394
                                                                  -----------

            OIL & GAS INTERNATIONAL - 8.3%
   2,400    Chevron Corporation                                       196,500
  12,600    Exxon Mobil Corporation                                 1,108,800
   1,000    Phillips Petroleum Company                                 56,500
   2,000    Texaco, Inc.                                              116,125
   1,100    USX-Marathon Group                                         29,012
                                                                  -----------
                                                                    1,506,937
                                                                  -----------

            OIL & GAS SERVICES - 1.1%
   1,600    Halliburton Company                                        53,400
   2,000    Schlumberger Limited                                      124,000
     500    Tosco Corporation                                          14,344
                                                                  -----------
                                                                      191,744
                                                                  -----------

            PAPER & RELATED PRODUCTS - 0.4%
   1,800    International Paper Company                                60,975
     500    Louisiana-Pacific Corporation                               3,531
                                                                  -----------
                                                                       64,506
                                                                  -----------

            PHARMACEUTICALS - 20.8%
   5,600    Abbott Laboratories                                       308,350
   4,800    American Home Products Corporation                        288,600
   3,700    Amgen, Inc. *<F2>                                         235,413
   7,200    Bristol-Myers Squibb Company                              499,050
   4,000    Eli Lilly and Company                                     374,750
   8,500    Merck & Company, Inc.                                     787,844
  22,700    Pfizer, Inc.                                            1,005,894
   5,400    Schering-Plough Corporation                               302,738
                                                                  -----------
                                                                    3,802,639
                                                                  -----------

            PUBLISHING - 0.1%
     500    The New York Times Company                                 17,656
                                                                  -----------

            RAILROAD - 0.5%
   1,700    Burlington Northern Santa Fe Corporation                   43,031
   1,100    Union Pacific Corporation                                  51,150
                                                                  -----------
                                                                       94,181
                                                                  -----------

            RETAIL STORES - 5.1%
   1,000    Bed Bath & Beyond, Inc. *<F2>                              20,813
   1,400    CVS Corporation                                            79,625
     700    Circuit City Stores-Circuit City Group                      8,881
     500    Consolidated Stores Corporation *<F2>                       4,281
   3,100    The Gap, Inc.                                              77,306
   8,400    The Home Depot, Inc.                                      329,175
   1,200    Kohl's Corporation *<F2>                                   64,275
   1,600    The Limited, Inc.                                          31,100
   1,400    Lowe's Companies, Inc.                                     56,087
     500    Nordstrom, Inc.                                             8,031
   1,200    Office Depot, Inc. *<F2>                                    7,950
     700    RadioShack Corporation                                     32,813
   1,700    Staples, Inc. *<F2>                                        20,400
     700    Starbucks Corporation *<F2>                                31,894
   1,100    The TJX Companies, Inc.                                    28,187
   3,200    Target Corporation                                         96,200
     500    Tiffany & Company                                          17,094
   1,100    Toys "R" Us, Inc. *<F2>                                    20,831
                                                                  -----------
                                                                      934,943
                                                                  -----------

            TELECOMMUNICATIONS - 6.5%
  13,900    AT&T Corporation                                          272,787
     966    Avaya, Inc. *<F2>                                          11,290
  12,400    SBC Communications, Inc.                                  681,225
   2,900    Sprint Corporation                                         66,700
  10,400    WorldCom, Inc. *<F2>                                      155,350
                                                                  -----------
                                                                    1,187,352
                                                                  -----------

            TELECOMMUNICATIONS EQUIPMENT - 2.9%
   3,300    Corning, Inc.                                             193,050
   2,300    JDS Uniphase Corporation *<F2>                            115,144
   7,800    Motorola, Inc.                                            156,488
   1,300    Tellabs, Inc. *<F2>                                        68,900
                                                                  -----------
                                                                      533,582
                                                                  -----------

            TRANSPORTATION - 0.3%
   1,100    FedEx Corporation *<F2>                                    52,712
                                                                  -----------

            Total Common Stock (Cost $21,240,549)                  18,185,245
                                                                  -----------

            Assets, Less Other Liabilities - 0.3%                      58,010
                                                                  -----------

            TOTAL NET ASSETS  100.0%                              $18,243,255
                                                                  -----------
                                                                  -----------

            *<F2>  Non Income Producing

                     See notes to the financial statements

                          DOW JONES ISLAMIC INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2000
                                  (Unaudited)

ASSETS
Investments in securities, at market (cost: $21,240,549)          $18,185,245
Cash                                                                  125,973
Dividends receivable                                                   24,966
Receivable from Advisor                                                30,700
Other assets                                                           19,925
                                                                  -----------
   TOTAL ASSETS                                                    18,386,809
                                                                  -----------

LIABILITIES
Payable for securities purchased                                       19,499
Accrued expenses                                                       85,682
Other payables                                                         38,373
                                                                  -----------
   TOTAL LIABILITIES                                                  143,554
                                                                  -----------
   NET ASSETS                                                     $18,243,255
                                                                  -----------
                                                                  -----------

NET ASSETS REPRESENTED BY:
Paid in capital                                                   $21,422,893
Undistributed net investment income                                     6,261
Accumulated net realized loss on investments                         (130,595)
Unrealized depreciation on investments                             (3,055,304)
                                                                  -----------
   NET ASSETS                                                     $18,243,255
                                                                  -----------

Shares of capital stock outstanding; unlimited
  number of shares authorized, no par value                         2,142,846
                                                                  -----------

   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE       $      8.51
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements

                          DOW JONES ISLAMIC INDEX FUND
                            STATEMENT OF OPERATIONS
                                  (Unaudited)

                                                             FOR THE PERIOD
                                                          JUNE 29, 2000 (1)<F3>
                                                          TO NOVEMBER 30, 2000
                                                          --------------------
NET INVESTMENT INCOME

INCOME:
  Dividends                                                     $    82,761
                                                                -----------
    TOTAL INCOME                                                     82,761
                                                                -----------

EXPENSES:
  Investment advisory fees                                           63,750
  Administration fees                                                16,170
  Shareholder servicing and accounting fees and expenses             29,414
  Custody fees                                                        4,620
  Federal and state registration fees                                16,710
  Professional fees                                                  14,630
  Reports to shareholders                                             4,158
  Trustees' fees and expenses                                         1,694
  Miscellaneous                                                      12,396
                                                                -----------
    TOTAL EXPENSES                                                  163,542
    Less fees reimbursed by Advisor                                 (87,042)
                                                                -----------
    NET EXPENSES                                                     76,500
                                                                -----------
    NET INVESTMENT INCOME                                             6,261
                                                                -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized loss on investments                                   (130,595)
Net change in unrealized depreciation on investment securities   (3,055,304)
                                                                -----------
NET LOSS ON INVESTMENTS                                          (3,185,899)
                                                                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(3,179,638)
                                                                -----------
                                                                -----------

(1)<F3>  Commencement of operations.

                     See notes to the financial statements

                          DOW JONES ISLAMIC INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                                          JUNE 29, 2000 (1)<F4>
                                                          TO NOVEMBER 30, 2000
                                                               (UNAUDITED)
                                                          --------------------

OPERATIONS
Net investment income                                           $     6,261
Net realized loss on investments                                   (130,595)
Net change in unrealized depreciation on investments             (3,055,304)
                                                                -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         (3,179,638)
                                                                -----------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Shares sold                                                      21,322,988
Shares redeemed                                                         (95)
                                                                -----------
    INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS      21,322,893
                                                                -----------
    TOTAL INCREASE IN NET ASSETS                                 18,143,255
NET ASSETS AT BEGINNING OF PERIOD                                   100,000
                                                                -----------
NET ASSETS AT END OF PERIOD                                     $18,243,255
                                                                -----------
                                                                -----------

(1)<F4>  Commencement of operations.

                     See notes to the financial statements

                          DOW JONES ISLAMIC INDEX FUND
                              FINANCIAL HIGHLIGHTS
           Selected data for each share of capital stock outstanding

                                                             FOR  THE PERIOD
                                                          JUNE 29, 2000 (1)<F5>
                                                          TO NOVEMBER 30, 2000
                                                               (UNAUDITED)
                                                          --------------------
                                                                 CLASS K
                                                                 -------
NET ASSET VALUE
    Beginning of period                                          $10.00
                                                                 ------

OPERATIONS
    Net investment income                                          0.00
    Net realized and unrealized losses                            (1.49)
                                                                 ------
      TOTAL FROM OPERATIONS                                       (1.49)
                                                                 ------

NET ASSET VALUE
    End of period                                                $ 8.51
                                                                 ------
                                                                 ------

Total investment return                                        (15.83)%(2) (5)
                                                                       <F6><F9>

Net assets, end of period
    (000's omitted)                                             $18,243

RATIOS
    Expenses to average net assets (3)<F7>                        0.90%(4)<F8>
    Net investment income to
      average net assets (3)<F7>                                  0.07%(4)<F8>
    Portfolio turnover rate
      (excluding short-term securities)                            5.0%

(1)<F5>   Commencement of operations.
(2)<F6>   Not annualized.
(3)<F7> Without fees waived, the ratio of expenses to average net assets would have been 1.92% and the ratio of net investment income would have been (.95)% for the period ended November 30, 2000.
(4)<F8>   Annualized.
(5)<F9> The investment return was calculated using the date the Fund became effective with the SEC, June 30, 2000.

                     See notes to the financial statements

                          DOW JONES ISLAMIC INDEX FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                               November 30, 2000
                                  (Unaudited)

1. ORGANIZATION

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Index Fund (the "Fund") which consists of two classes: Class K and M. Class M did not have any assets as of November 30, 2000. The Fund is a diversified series of the Trust and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. Allied Asset Advisors, Inc. ("AAA"or the "Advisor") is a Delaware corporation serves as an investment manager to the Fund. AAA is a wholly owned subsidiary of the North American Islamic Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

USE OF ESTIMATES: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS: Investment securities are carried at value determined using the following valuation methods:

O Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.

O Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the period.

O Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith or under direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services. The Fund did not hold any such securities during the period.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of the net investment and net capital gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31.

FEDERAL INCOME TAXES: It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Portfolio intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

3. INVESTMENT ADVISORY AGREEMENT

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund's average net assets.

     If the aggregate annual operating expenses exceed 0.90% of net assets for Class K shares, the Advisor will waive or reimburse the Fund for the amount of such excess. Accordingly, for the period ended November 30, 2000, the Advisor has waived expenses of the Fund in the amount of $87,042.

4.   CAPITAL SHARE TRANSACTIONS

     Transactions in Class K shares of the Fund for the period ended November 30, 2000, were as follows:

     Shares sold                         2,132,856
     Shares redeemed                           (10)
                                         ---------
     Net increase                        2,132,846
                                         ---------
                                         ---------

5.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the period ended November 30, 2000 were as follows:

   Purchases:
     Other                             $22,209,388


   Sales:
     Other                                $838,244

At November 30, 2000, unrealized appreciation and depreciation for federal income tax purposes was as follows:

     Appreciation                      $ 1,216,559
     Depreciation                       (4,271,863)
                                       -----------
     Net depreciation on investments   $(3,055,304)
                                       -----------
                                       -----------

At November 30, 2000, the cost of investment securities for income tax purposes was $21,240,549.

                               INVESTMENT ADVISOR
                                      AAA
                          Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois

                                  DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             White Plains, New York

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               Chicago, Illinois

                                 LEGAL COUNSEL
                       Vedder, Price, Kaufman, & Kammholz
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                       Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio